Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 14: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Due to related parties, short term: The carrying amount of due to related parties, short term reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Other long term borrowings: The carrying amount of the floating rate loans approximates its fair value.
Ship Mortgage Notes: The fair value of the Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.
Loans due to related party: The carrying amount of the floating rate loans approximates its fair value.
Loans receivable from affiliates: The carrying amount of the floating rate loans approximates its fair value.
Due to related parties, long term: The carrying amount of the floating rate payable approximates its fair value.
The fair value hierarchy is explained as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2013.

	December 31, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 82,835	$ 82,835	$ 42,846	$ 42,846
Restricted cash	$ 24,962	$ 24,962	$ 21,163	$ 21,163
Accounts receivable	$ 8,441	$ 8,441	$ 5,103	$ 5,103
Accounts payable	$ 1,577	$ 1,577	$ 1,277	$ 1,277
Due to related parties, short term	$ 2,848	$ 2,848	$ 27,815	$ 27,815
Ship mortgage notes and premium	$ 610,000	$ 622,963	$ 506,593	$ 482,275
Other Long-term debt	$ 544,448	$ 544,448	$ 487,493	$ 487,493
Loans due to related party	—	—	$ 35,000	$ 35,000
Due to related parties, long term	$ 5,144	$ 5,144	$ 57,701	$ 57,701
Loans receivable from affiliates	$ 2,660	$ 2,660	—	—

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2013.

Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 82,835	$ 82,835	$ —	$ -
Restricted cash	$ 24,962	$ 24,962	$ —	$ -
Ship mortgage notes and premium	$ 622,963	$ 622,963	$ —	$ -
Other Long-term debt(1)	$ 544,448	$ —	$ 544,448(1)	$ -
Due to related parties, long term(1)	$ 5,144	$ —	$ 5,144(1)	$ -
Loans receivable affiliates	$ 2,660	$ —	$ 2,660(1)	$ -

Fair Value Measurements at December 31, 2012 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 42,846	$ 42,846	$ —	$ —
Restricted cash	$ 21,163	$ 21,163	$ —	$ —
Ship mortgage notes and premium	$ 482,275	$ 482,275	$ —	$ —
Other Long-term debt(1)	$ 487,493	$ —	$ 487,493(1)	$ —
Due to related parties, long term(1)	$ 57,701	$ —	$ 57,701(1)	$ —
Loans receivable affiliates	$ —	$ —	$ —	$ —

(1)The fair value of the Company's other long term debt and due to related parties, long term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
The following table presents the Company's assets, that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

	Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Derivatives (included under “Prepaid expenses and other current assets”)	$ 3,446	$ -	$3,446	$ -

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